Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Apr. 30, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash
	As at April 30, 2021	As at April 30, 2020
	($)	($)

Cash at bank	7,214,482	245,412
Guaranteed Investment Certificates	-	11,591,750
Cash and cash equivalents	7,214,482	11,837,162